Cover	May 06, 2020
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Registrant Name	FGL HOLDINGS
Entity Incorporation, State or Country Code	E9
Entity File Number	001-37779
Entity Tax Identification Number	98-1354810
Entity Address, Address Line One	4th Floor
Entity Address, Address Line Two	Boundary Hall, Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	947-5614
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001668428
Amendment Flag	false
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value $.0001 per share
Trading Symbol	FG
Security Exchange Name	NYSE
Warrant
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	FG WS
Security Exchange Name	NYSE